Condensed Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		50 Months Ended	59 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Jun. 30, 2012
Cash Flows Used In Operating Activities:
Net Loss	$ (1,752,901)	$ (18,571,077)	$ (19,130,616)	$ (64,822)	$ (19,594,057)	$ (21,346,958)
Adjustments to reconcile net loss to net cash used in operations
Common stock issued for services	33,500	13,750	27,500		28,000	61,500
Common stock issued for intellectual property		17,644,999	17,644,999		17,644,999	17,644,999
Beneficial conversion feature in stock conversion		50,000	(50,000)		50,000	50,000
In-kind contribution of services		289,600	289,600	5,200	305,900	305,900
In-kind contribution of interest		12,824	12,824	25,506	54,448	54,448
Compensation expense on stock options	287,819					287,819
Depreciation and amortization expense	1,817	786	1,312	982	3,848	5,665
Impairment of inventory	58,935		58,935		58,935
Changes in operating assets and liabilities:
Increase in accounts receivable	(96,944)					(96,944)
Increase in inventory	(58,935)	(11,005)	(58,935)		(58,935)
Increase in prepaid	(2,377)	(6,437)	(28,873)		(28,873)	(31,250)
Increase in employee advances	(20,109)		(5,583)		(5,583)	(25,692)
Increase in accounts payable and accrued expenses	(73,853)	62,747	156,986	555	167,776	92,939
Decrease in accounts payable - related parties	(70)					914
Increase in deferred revenue	35,000		40,000		40,000	75,000
Net Cash Used In Operating Activities	(1,588,118)	(513,813)	(941,851)	(32,579)	(1,333,542)	(2,921,660)
Cash Flows Used in Investing Activities:
Purchase of Fixed Assets	(5,549)	(2,961)	(5,409)		(10,318)	(15,867)
Net Cash Used In Investing Activities	(5,549)	(2,961)	(5,409)		(10,318)	(15,867)
Cash Flows From Financing Activities:
Proceeds from loan payable		11,856			325,750	325,750
Proceeds from convertible note payable		50,000	50,000		50,000	50,000
Repayments of loan payable		(285,750)	(285,750)		(325,750)	(325,750)
Purchase of treasury stock					(93,000)	(93,000)
Proceeds from issuance of common stock, net of offering costs	3,074,000	3,300,937	3,300,937	32,500	3,504,787	6,578,787
Net Cash Provided by Financing Activities	3,074,000	3,077,043	3,065,187	32,500	3,461,787	6,535,787
Net Increase/ (Decrease) in Cash	1,480,333	2,560,269	2,117,927	(79)	2,117,927	3,598,260
Cash at Beginning of Year/Period	2,117,927			79
Cash at End of Year/Period	3,598,260	2,560,269	2,117,927		2,117,927	3,598,260
Supplemental disclosure of cash flow information:
Cash paid for interest	60	1,750	1,750		1,750	1,810
Cash paid for taxes					127	127
Supplemental disclosure of non-cash investing and financing activities:
Stock issued in exchange for subscription receivable	$ 1,525,000	$ 100,000				$ 1,625,000